Average Annual Total Returns (Vanguard Total Stock Market Index Fund Retail)	Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - Investor Shares 1/1/2014 - 12/31/2014	CRSP US Total Market Index Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - Investor Shares 1/1/2014 - 12/31/2014	CRSP US Total Market Index Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	MSCI US Broad Market Index Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - Investor Shares 1/1/2014 - 12/31/2014	MSCI US Broad Market Index Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Spliced Total Stock Market Index Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Spliced Total Stock Market Index Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.43%	12.56%	11.97%	7.38%	12.58%	12.58%	12.66%	12.66%	12.58%	12.58%
Five Years	15.56%	15.70%	15.16%	12.55%	none	none	15.75%	15.75%	15.72%	15.72%
Ten Years	7.99%	8.10%	7.65%	6.49%	none	none	8.15%	8.15%	8.11%	8.11%